SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Net loss	$ (61,290,390)	$ (6,054,266)	$ (3,802,271)
Retained earnings (Deficits)	(47,666,657)	13,394,137
Net cash used in operating activities	(1,905,912)	(2,072,220)	(3,479,064)
Working capital	18,376,141
Short-term investments	48,145	$ 915,616
Cash deposit			12,472,847	¥ 74,317,541
Number of proposed acquisitions that were terminated | item		2
Long-term prepayment		$ 10,447,395
Appraised value of acquired patent | ¥				4,990,000
Long term deposit	9,830,000
Allowance for doubtful accounts	6,617,485	255,322	2,221,870
Provision for inventory recognized		102,365
Impairment on intangible assets	$ 10,346,769	$ 2,771,019
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense
Impairment of long-lived assets			0
Value-added taxes, rate						13.00%	16.00%	17.00%
Expected dividend yield	$ 0
Holding percentage of SIG token issued and outstanding	30.00%
Revenue	$ 337,216	$ 496,740	446,480
Net deferred tax asset	2,640,000
Deferred tax expenses	322,897		406,064
Advertising costs	19,972	77,781	104,661
Accumulated other comprehensive loss	$ (3,190,985)	$ (2,640,753)
Target Company A
Cash deposit			11,533,902
Target Company B
Cash deposit			$ 938,945
Settlement amount of outstanding long-term deposit | ¥				4,910,000
Remaining settlement amount | ¥				¥ 1,140,000
Cash
Cash deposit | ¥					¥ 80,367,541